[USAA(R) logo appears here.]











                                USAA NEW YORK
                                        BOND Fund




                                      [Image appears here.]






                                Semiannual Report

--------------------------------------------------------------------------------
   September 30, 2001

Table of CONTENTS
-------------------------------------------------------------------------------

      MESSAGE FROM THE PRESIDENT                                       2

      INVESTMENT OVERVIEW                                              5

      MANAGERS' COMMENTARY ON THE FUND                                10

      PORTFOLIO HIGHLIGHTS                                            17

      SHAREHOLDER VOTING RESULTS                                      18

      FINANCIAL INFORMATION

         Portfolio of Investments                                     21

         Notes to Portfolio of Investments                            27

         Statement of Assets and Liabilities                          28

         Statement of Operations                                      29

         Statements of Changes in Net Assets                          30

         Notes to Financial Statements                                31

IMPORTANT
--------------------------------------------------------------------------------
                         INFORMATION


               Your annual and semiannual report mailings are streamlined as part of our ongoing efforts to reduce expenses and respond to shareholder requests. We develop mailing lists using criteria such as address, member number, and surname to send one report to each household instead of sending one report to each registered owner. This practice is designed to reduce duplicate copies for many shareholders and their families and save paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to receive one report per registered account owner, you may request this in writing to:


               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours




               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA NEW YORK BOND FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.



               USAA with the eagle is registered in the U.S. Patent & Trademark Office.
               (C)2001, USAA. All rights reserved.

2

MESSAGE
--------------------------------------------------------------------------------
                         from the PRESIDENT


[Photograph of the President and Vice
Chairman of the Board, Christopher W.
Claus, appears here.]
                                                         "
                                                 THE QUICK RESPONSE OF
                                                 MONETARY AND FISCAL
                                             POLICYMAKERS IS ENCOURAGING...
                                                         "

--------------------------------------------------------------------------------

               It was already difficult to predict the timing of an economic recovery before the September 11 attacks on America. Now, it's even tougher. History offers numerous examples of our economy's ability to recover and grow in the face of incredible obstacles. But right now, economists, financial experts, and investors alike are grappling with the question: When will the economy improve?

               The short-term picture is uncertain. September's events may weaken economic sectors that had remained strong during the slowdown earlier in the year. Most importantly, we could see a drop in consumer confidence--the key factor in our economy's stability.

               The consumer has some understandable fears. With corporations aggressively cutting both capital spending and employees, job security is a real concern. In addition, the American public

 ...CONTINUED
--------------------------------------------------------------------------------


               is uneasy about our nation's internal security. Until we know more about the outcome of the current geopolitical conflict, consumers may take a "wait and see" approach to spending.

               Faced with a decline in business activity and uncertainty about a consumer-led rebound, the Federal Reserve Board (the Fed) has cut short-term interest rates aggressively to stimulate the economy. The Fed will probably remain biased toward additional rate reductions until current world events play out and we start to see indicators of economic growth. And, at this writing, the current administration is considering a substantial economic stimulus package. The quick response of monetary and fiscal policymakers is encouraging for all of us who hope for a return to healthy levels of economic growth.

               We expect that the Fed will begin to raise short-term interest rates from their lowest levels in nearly 40 years once the econ-omy shows solid signs of recovery.

               In the equity markets, we also hope to see better days at some point in the future. We all know that bear markets don't last forever, but the key question is: When will this market turn? We don't pretend to know the answer to this question. But I'd like to leave you with some information that may assist you in making informed investment decisions.

               A consensus estimate of S&P 500 earnings calls for an earnings bottom in the first quarter of 2002. Historically, the bear mar-ket has generally bottomed and a new bull market has begun well before earnings actually bottom by an average of about nine

4

 ...CONTINUED
--------------------------------------------------------------------------------
                         from the PRESIDENT


               months. The time span between this estimated earnings low and the current bear market low that was reached on September 21 (as indicated by the S&P 500 Index decline of 36.8%) is about six months. Although it is too early to conclude that the bear market is over, this historic trend may indicate that we could be closer to the end of the bear market than the beginning.

               USAA Investments is committed to providing you with commentary on the markets that may help you determine and plan your investment strategy in any market situation. Visit USAA Market Commentary on the Investments page at USAA.COM.

               We truly appreciate the opportunity to serve you. Thank you for your business.


               Sincerely,


               \s\ Christopher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board



               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

               THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

INVESTMENT
--------------------------------------------------------------------------------
                         OVERVIEW


USAA NEW YORK BOND FUND


OBJECTIVE
--------------------------------------------------------------------------------

               High level of current interest income that is exempt from federal income tax and New York state and New York City personal income taxes.


TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

               Invests principally in long-term, investment-grade New York tax-exempt securities.

--------------------------------------------------------------------------------
                                                     9/30/01         3/31/01
--------------------------------------------------------------------------------
Net Assets                                        $113.2 Million  $103.3 Million
Net Asset Value Per Share                             $11.65          $11.58
Tax-Exempt Dividends Per Share Last 12 Months         $0.579          $0.594
Capital Gain Distributions Per Share Last 12 Months      -               -

--------------------------------------------------------------------------------
    Six-Month Total Return and 30-Day Sec Yield* as of 9/30/01
--------------------------------------------------------------------------------
         3/31/01 to 9/30/01         30-DAY SEC YIELD
                3.12%**                   3.91%

 * CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-
   MONTH RETURN IS CUMULATIVE.

               TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN
               DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. IN-VESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 ...CONTINUED
--------------------------------------------------------------------------------
                               OVERVIEW


USAA NEW YORK BOND FUND

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2001

--------------------------------------------------------------------------------
                  Total Return     =   Dividend Return     +    Price Change
--------------------------------------------------------------------------------

  10 YEARS           6.79%         =         5.78%         +         1.01%
  5 YEARS            6.79%         =         5.60%         +         1.19%
  1 YEAR            11.79%         =         5.49%         +         6.30%



                       12-MONTH DIVIDEND YIELD COMPARISON
                       ----------------------------------

A chart in the form of a bar graph appears here illustrating the comparison of the 12-Month Dividend Yield of the USAA New York Bond Fund to the 12-Month Dividend Yield of the Lipper New York Municipal Debt Funds Average from 9/30/1992 to 9/30/2001.

                  USAA NEW YORK          LIPPER NEW YORK MUNICIPAL
                    BOND FUND               DEBT FUNDS AVERAGE
                  -------------          -------------------------
09/30/1992            5.92%                        6.10%
09/30/1993            5.27%                        5.37%
09/30/1994            5.74%                        5.61%
09/30/1995            5.77%                        5.23%
09/30/1996            5.82%                        4.98%
09/30/1997            5.58%                        4.76%
09/30/1998            5.24%                        4.50%
09/30/1999            5.53%                        4.64%
09/30/2000            5.52%                        4.48%
09/30/2001            4.99%                        4.42%


               THE  12-MONTH  DIVIDEND  YIELD IS  COMPUTED  BY  DIVIDING  INCOME
               DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/92 TO 9/30/01.

 ...CONTINUED
--------------------------------------------------------------------------------


USAA NEW YORK BOND FUND

AVERAGE TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2001

A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA New York Bond Fund for the 10-year period ending September 30, 2001.

TOTAL RETURN
---------------------
09/30/1992     10.81%
09/30/1993     13.40%
09/30/1994     -5.23%
09/30/1995      9.71%
09/30/1996      6.34%
09/30/1997      9.69%
09/30/1998     10.12%
09/30/1999     -2.85%
09/30/2000      5.88%
09/30/2001     11.79%

DIVIDEND RETURN
---------------------
09/30/1992      6.49%
09/30/1993      6.09%
09/30/1994      4.79%
09/30/1995      6.31%
09/30/1996      5.97%
09/30/1997      6.05%
09/30/1998      5.73%
09/30/1999      4.98%
09/30/2000      5.79%
09/30/2001      5.49%

CHANGE IN SHARE PRICE
---------------------
09/30/1992      4.32%
09/30/1993      7.31%
09/30/1994    -10.02%
09/30/1995      3.40%
09/30/1996      0.37%
09/30/1997      3.64%
09/30/1998      4.39%
09/30/1999     -7.83%
09/30/2000      0.09%
09/30/2001      6.30%


DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. REFER TO PAGE 5 FOR THE TOTAL RETURN DEFINITION. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

8

 ...CONTINUED
--------------------------------------------------------------------------------
                         OVERVIEW


USAA NEW YORK BOND FUND


                    CUMULATIVE PERFORMANCE COMPARISON
                    ---------------------------------

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment in the USAA New York Bond Fund, the Lehman Brothers Municipal Bond Index, the Lipper New York Municipal Debt Funds Average, and the Lipper New York Municipal Debt Funds Index. The data is from 9/30/1991 through 9/30/2001. The data points from the graph are as follows:

              USAA       LEHMAN BROTHERS    LIPPER NEW YORK    LIPPER NEW YORK
            NEW YORK     MUNICIPAL BOND     MUNICIPAL DEBT     MUNICIPAL DEBT
            BOND FUND         INDEX          FUNDS AVERAGE       FUNDS INDEX
            ---------    ---------------    ---------------    ---------------
09/30/91     $10,000         $10,000            $10,000            $10,000
03/31/92      10,350          10,366             10,322             10,339
09/30/92      11,081          11,045             11,067             11,102
03/31/93      11,773          11,664             11,752             11,806
09/30/93      12,566          12,453             12,569             12,619
03/31/94      11,853          11,934             11,972             12,026
09/30/94      11,909          12,149             12,018             12,089
03/31/95      12,495          12,821             12,566             12,660
09/30/95      13,066          13,507             13,113             13,227
03/31/96      13,453          13,896             13,461             13,557
09/30/96      13,894          14,323             13,868             13,964
03/31/97      14,245          14,653             14,131             14,225
09/30/97      15,241          15,614             15,063             15,161
03/31/98      15,988          16,223             15,649             15,749
09/30/98      16,783          16,975             16,375             16,474
03/31/99      16,904          17,229             16,489             16,586
09/30/99      16,304          16,857             15,865             15,953
03/31/00      16,532          17,215             16,106             16,166
09/30/00      17,262          17,898             16,689             16,762
03/31/01      18,716          19,095             17,824             17,931
09/31/01      19,297          19,759             18,356             18,462


DATA FROM 9/30/91 THROUGH 9/30/01.

 ...CONTINUED
--------------------------------------------------------------------------------


USAA NEW YORK BOND FUND

               The graph on page 8 illustrates the comparison of a $10,000 investment in the USAA New York Bond Fund to the following benchmarks:

                - The  broad-based  Lehman  Brothers  Municipal  Bond Index,  an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, because funds have expenses.

                - The Lipper New York Municipal  Debt Funds Average,  an average performance level of all New York municipal debt funds, reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.

                - The Lipper New York Municipal  Debt Funds Index,  which tracks the total return performance of the 30 largest funds within the Lipper New York Municipal Debt Funds category.

               There are distinct differences between the Lipper category average, referred to as the Lipper Average, and the Lipper Index. The Lipper Average includes all funds in existence for a specific period; the number fluctuates because of revisions for new funds, mergers, liquidations, etc. The Lipper Index typically includes a standard number of the largest mutual funds (usually 10 or 30) within its category.

10

MANAGER'S
--------------------------------------------------------------------------------
                         COMMENTARY on the Fund



[Photograph of the Portfolio
Manager, Clifford A. Gladson,
CFA, appears here.]

--------------------------------------------------------------------------------

                                          * * * *

                       YOUR FUND'S PERFORMANCE HAS RECEIVED AN OVERALL
                  MORNINGSTAR RATING(TM) OF 5 STARS IN THE MUNICIPAL BOND FUND
                      CATEGORY FOR THE PERIOD ENDING SEPTEMBER 30, 2001.



               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) METRIC EACH MONTH BY SUBTRACTING THE RETURN ON A 90-DAY U.S. TREASURY BILL FROM THE FUND'S LOAD-ADJUSTED RETURN FOR THE SAME PERIOD, AND THEN ADJUSTING THIS EXCESS RETURN FOR RISK. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE FIVE STARS, THE NEXT 22.5% RECEIVE FOUR STARS, THE NEXT 35% RECEIVE THREE STARS, THE NEXT 22.5% RECEIVE TWO STARS, AND THE BOTTOM 10% RECEIVE ONE STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. THE USAA NEW YORK BOND FUND WAS RATED AGAINST THE FOLLOWING NUM-BERS OF U.S.-DOMICILED MUNICIPAL BOND FUNDS OVER THE FOLLOWING TIME
               PERIODS: 1,649 FUNDS IN THE LAST THREE YEARS, 1,442 FUNDS IN THE LAST FIVE YEARS, AND 468 FUNDS IN THE LAST 10 YEARS. WITH RESPECT TO THESE MUNICIPAL BOND FUNDS, THE USAA NEW YORK BOND FUND RECEIVED A MORNINGSTAR RATING OF FOUR STARS, FIVE STARS, AND FOUR STARS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY.

 ...CONTINUED
--------------------------------------------------------------------------------



HOW DID THE USAA NEW YORK BOND FUND PERFORM FROM MARCH 31 TO SEPTEMBER 30, 2001?

               For the first six months of its fiscal year, your Fund provided a total return of 3.12%, compared to an average of 2.90% for the 105 funds in the Lipper New York Municipal Debt Funds category. During this period, the Fund's share price increased 7 cents to $11.65. As of September 30, 2001, the Fund's tax-exempt distributions over the preceding 12 months provided a dividend yield of 4.99%, well above the 4.42% Lipper category average yield.

               In addition, the Fund ranked 1 out of 78 funds in the Lipper New York Municipal Debt Funds category for the five-year period ending September 30, 2001.


WHAT ECONOMIC CONDITIONS AFFECTED THE MARKET DURING THIS PERIOD?

               Like all of America, we watched in disbelief on Tuesday, September 11, 2001, as acts of terrorism took the lives of so many at the World Trade Center in New York, at the Pentagon in Washington, D.C., and in rural Pennsylvania. Our heartfelt prayers go out to all of the victims and their families and friends.



               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               THE  12-MONTH  DIVIDEND  YIELD IS  COMPUTED  BY  DIVIDING  INCOME
               DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS.

               FOR THE ONE- AND 10-YEAR PERIODS ENDING SEPTEMBER 30, 2001, THE FUND RANKED 2 OUT OF 103 FUNDS AND 9 OUT OF 35 FUNDS, RESPECTIVELY, IN THE LIPPER NEW YORK MUNICIPAL DEBT FUNDS CATEGORY. LIPPER RANKINGS ARE BASED ON TOTAL RETURNS.

               REFER TO PAGE 9 FOR THE LIPPER AVERAGE DEFINITION.

12

 ...CONTINUED
--------------------------------------------------------------------------------
                         COMMENTARY on the Fund


               In addition to exacting a human toll, the terrorists sucker-punched the headquarters of the American capital markets. However, the test of any champion is the ability to get up and get going after being knocked down. The credit markets passed this test with flying colors. The banking system never missed a beat; the Federal Reserve wire completed cash transactions and the Depository Trust Corporation settled outstanding trades. The financial community relocated displaced employees and quickly deployed backup systems. By Wednesday, the 12th, some money market funds were open for business. On Thursday, the bond market was back in business. In less than a week, the entire financial system was up and running. A knockdown is not a knockout; the men and women who make up America's financial markets answered the bell.

               Even before the events of September 11, the economy was experiencing higher unemployment claims, reduced levels of capital spending, and disappointing corporate profits. In an effort to stimulate economic growth, the Federal Reserve Board (the Fed) cut short-term interest rates nine times since the first of the year, including a 0.50% cut on September 17 and an additional 0.50% cut on October 2, just after the period's end.

               Although money market yields have fallen significantly, yields for long-term securities have changed relatively little. Using high-quality municipal bonds as an example, over the last six months, the yields of one-year maturities dropped 1.03% but the yields for 20-year maturities fell only 0.07%. It is uncertain if this trend reflects market expectations of a reduced federal surplus, higher future inflation expectations, or anticipation of a return to higher levels of economic activity in 2002.

 ...CONTINUED
--------------------------------------------------------------------------------



WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING DURING THIS PERIOD?

               Even though the Fund purchases only investment-grade securities, I tilted the portfolio toward higher-grade credits and purchased more securities with secondary credit enhancement, such as bond insurance or bank guarantees, when the economy first began to show signs of a slowdown in 2000. The Fund did not own bonds secured by revenues from the World Trade Center.

               USAA's team of municipal analysts carefully examines our credit exposures for risk. I rely on diversification to minimize the im-pact of an unthinkable event such as the September 11 attack. Diversification is the practice of investing in a large number of small, unrelated risks instead of a small number of large risks. It is no accident that your Fund owns more than 40 individual securities. A diversified portfolio is better prepared to absorb the shock of a random credit catastrophe.

               The primary objective of the Fund is to distribute a high level of tax-exempt dividend income. This objective leads me to manage the portfolio with an income orientation that reflects the mathematical nature of bonds, the federal income tax code, and the behavior of the fixed-income market.

               Interest rates fluctuate. When interest rates rise, the price of a bond falls. When interest rates fall, the price of a bond rises. At maturity, barring a credit disaster, a bond pays off at face value. The tax-exempt income that is earned depends on the bond's coupon yield at the time of purchase.

14

 ...CONTINUED
--------------------------------------------------------------------------------
                         COMMENTARY on the Fund


               Common sense dictates that a taxpayer values tax-exempt income over taxable capital gain distributions. The table and three graphs on pages 6 and 7 show the sources of total return for the USAA New York Bond Fund over the last one-, five-, and 10-year periods. Notice that even though there is a good deal of short-term volatility in share price, the tax-exempt dividend return is the dominant component of long-term total return.

               Two market factors shape an income-oriented portfolio strategy. First, to my knowledge, no one has been able to consistently predict the movement in interest rates. Consequently, under normal market conditions, I tend to keep the Fund fully invested. When I trade bonds, I do so to take advantage of interest rate movements that can increase a fund's dividend distribution yield. I manage trading activity carefully to minimize taxable capital gain distributions. The second market factor that influences portfolio strategy is the tendency of yields for municipal bonds to increase as bond maturity lengthens. Consequently, the Fund will usually have a weighted-average maturity of about 20 years.

               Many of our shareholders have made it clear that they do not want the income of their USAA tax-exempt funds to be subject to the alternative minimum tax (AMT). Since their inception, none of the USAA tax-exempt bond funds has distributed income that was subject to the AMT for individual taxpayers. Looking ahead, we have no intention of purchasing municipal bonds that are subject to the AMT. Of course, we would certainly advise our shareholders of any change in the federal tax code that would compel us to reconsider this position.

 ...CONTINUED
--------------------------------------------------------------------------------



WHAT IS THE OUTLOOK?

               Even in this era of instant communications, changes in monetary policy, tax cuts, and fiscal stimulus packages take time to have an effect on business conditions. In the short term, the tragedies of September 11 could delay an economic recovery until 2002. It would seem only natural in these uncertain times that the consumer--the key to economic growth--may hunker down. As long as the price of energy-based commodities re-mains relatively stable and short-term interest rates don't fall below the rate of inflation, the yields for long-term bonds should remain near current levels.

               Over the long term, I believe the state of New York will act as the foundation, with the recovery of New York City as its cornerstone, on which the entire nation can build a new era of economic prosperity.

               Speaking for myself and our team of analysts and traders, we feel honored by your trust in our stewardship of your hard-earned income. Thank you for allowing us the opportunity to serve you.

16

 ...CONTINUED
--------------------------------------------------------------------------------
                         COMMENTARY on the Fund


               The table below compares the yield of the USAA New York Bond Fund with a taxable equivalent investment.

--------------------------------------------------------------------------------
 Taxable Equivalent Yields:
--------------------------------------------------------------------------------

 To match the USAA New York Bond Fund's closing 30-day SEC yield of 3.91%, and assuming a New York state tax rate of 6.85%

 and a marginal federal tax rate of:       27.50%    30.50%    35.50%    39.10%

 A FULLY TAXABLE INVESTMENT MUST PAY:       5.79%     6.04%     6.51%     6.90%

--------------------------------------------------------------------------------

 Assuming a New York state and city tax rate of  10.44%

 and a marginal federal tax rate of:       27.50%    30.50%    35.50%    39.10%

 A FULLY TAXABLE INVESTMENT MUST PAY:       6.02%     6.28%     6.77%     7.17%



               This table is based on a hypothetical  investment  calculated for
               illustrative   purposes   only.   It  is  not  an  indication  of
               performance for any of the USAA family of funds.




               SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

PORTFOLIO
--------------------------------------------------------------------------------
                         HIGHLIGHTS


                              PORTFOLIO RATINGS MIX
                                     9/30/01

A pie chart is shown here depicting the Portfolio Ratings Mix as of September 30, 2001 of the USAA New York Bond Fund to be:

AAA - 41%; AA - 32%; A - 20%; BBB - 6%; and Cash Equivalents - 1%.


               The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Services, or Fitch, Inc.



               YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 21-26.

18

SHAREHOLDER
--------------------------------------------------------------------------------
                         Voting RESULTS


               On July 20, 2001, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 25, 2001, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

               The following proposals and voting results pertain to one or more series within USAA Tax Exempt Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposals 2A through 2D and Proposal 4 are for the USAA New York Bond Fund, a series of the Company.



PROPOSAL 1
--------------------------------------------------------------------------------

               Proposal to elect Directors as follows:


                                                                       VOTES
               DIRECTORS                         VOTES FOR            WITHHELD
               -----------------------------------------------------------------

               Robert G. Davis                 1,842,731,201         33,320,138

               Christopher W. Claus            1,842,731,201         33,320,138

               David G. Peebles                1,842,731,201         33,320,138

               Michael F. Reimherr             1,842,731,201         33,320,138

               Richard A. Zucker               1,842,731,201         33,320,138

               Barbara B. Dreeben              1,842,731,201         33,320,138

               Robert L. Mason, Ph.D.          1,842,731,201         33,320,138

               Laura T. Starks, Ph.D.          1,842,731,201         33,320,138

 ...CONTINUED
--------------------------------------------------------------------------------



PROPOSAL 2A
--------------------------------------------------------------------------------

               Proposal to approve the elimination of the investment restriction regarding investments in a single issuer.


               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                  4,539,728       332,314        387,432          12,846


PROPOSAL 2B
--------------------------------------------------------------------------------

               Proposal to approve the elimination of the investment restriction
               regarding  the  purchase  of   securities  of  other   investment
               companies.


               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                  4,577,873       291,093        390,508          12,846


PROPOSAL 2C
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the issuance of senior securities.


               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                  4,534,497       336,982        387,995          12,846

20

 ...CONTINUED
--------------------------------------------------------------------------------
                           Voting RESULTS


PROPOSAL 2D
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the purchase or sale of commodities.


               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                  4,444,119       441,496        373,859          12,846


PROPOSAL 4
--------------------------------------------------------------------------------

               Proposal to approve a new advisory agreement with USAA Investment Management Company.


               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                  4,894,780       154,312        210,382          12,846

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS


USAA NEW YORK BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)

CATEGORIES & DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         (PRE)  Prerefunded to a date prior to maturity.

         (LOC)  Enhanced by a bank letter of credit.

         (INS)  Scheduled principal and interest payments are insured by:

                (1) MBIA, Inc.

                (2) AMBAC Financial Group, Inc.

                (3) Financial Guaranty Insurance Co.

                (4) Financial Security Assurance Holdings Ltd.

                (5) Asset Guaranty Insurance Co.

                (6) ACA Financial Guaranty Corp.

22

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         COP       Certificate of Participation

          GO       General Obligation

         IDA       Industrial Development Authority/Agency

         MFH       Multifamily Housing

         MTA       Metropolitan Transportation Authority

        PCRB       Pollution Control Revenue Bond

          RB       Revenue Bond

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                                COUPON          FINAL       MARKET
   AMOUNT   SECURITY                                       RATE       MATURITY        VALUE
-------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (98.3%)
            NEW YORK (96.5%)
  $ 1,000   Albany Parking Auth. RB, Series 2001A          5.63%     7/15/2020     $  1,028
    3,150   Buffalo Municipal Water Finance Auth. RB,
              Series 1998A (INS)3                          5.00      7/01/2028        3,095
    2,200   Dormitory Auth. Court Facilities Lease RB,
              Series 1999                                  6.00      5/15/2039        2,384
            Dormitory Auth. RB,
    2,000     Series 1992 (Manhattan College) (INS)5       6.50      7/01/2019        2,107
    2,000     Series 1994 (Gurwin Geriatric Center)        7.35      8/01/2029        2,256
    2,800     Series 1997 (Lutheran Center) (LOC)          6.05      7/01/2026        2,989
    1,750     Series 1999 (Long Island University) (INS)5  5.13      9/01/2023        1,751
    2,000     Series 1999 (Pratt Institute) (INS)5         6.00      7/01/2020        2,181
    1,000     Series 1999 (SUNY) (INS)3                    5.75      5/15/2024        1,070
    2,500     Series 1999A (Good Samaritan Hospital)
              (INS)1                                       5.50      7/01/2024        2,587
    5,000     Series 1999A (Upstate Community
              Colleges)                                    5.00      7/01/2019        4,979
    1,750     Series 1999B (University of Rochester)       5.63      7/01/2024        1,827
    2,345     Series 2000A (City University Systems)
              (INS)3                                       5.13      7/01/2025        2,351
    1,000     Series 2000A (Columbia University)           5.00      7/01/2025          995
    4,065     Series 2000A (University of Rochester)
              (INS)1,a                                     6.05      7/01/2023        2,694
      400     Series 2001 (Augustana Lutheran Home)
              (INS)1                                       5.40      2/01/2031          404
    1,000     Series 2001 (D'Youville College) (INS)5      5.25      7/01/2020        1,014
      500     Series 2001A (Winthrop University
              Hospital) (INS)2                             5.00      7/01/2021          497
    1,090   Dutchess County IDA Civic Facility RB,
              Series 2000                                  5.75      8/01/2030        1,140
    1,650   Environmental Facilities Corp. PCRB,
              Series 1990B                                 7.50      3/15/2011        1,657
            Environmental Facilities Corp. RB,
    2,420     Series 2001C                                 5.00      6/15/2021        2,430
    2,000     Series 2001C                                 5.00      6/15/2023        2,001
    1,000   Erie County GO, Series 2000C (INS)2            5.50      7/01/2029        1,039
    1,840   Groton Community Health Care Facilities RB,
              Series 1994A                                 7.45      7/15/2021        2,096

24

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                                COUPON          FINAL       MARKET
   AMOUNT   SECURITY                                       RATE       MATURITY        VALUE
-------------------------------------------------------------------------------------------
            Housing Finance Agency MFH RB,
  $ 1,775     Series 1992E (Secured Mortgage Program)      6.75%     8/15/2025     $  1,834
    2,440     Series 1996A (Housing Project) (INS)4        6.13     11/01/2020        2,594
    4,350   Long Island Power Auth. RB, Series 1998A       5.25     12/01/2026        4,322
            Medical Care Facilities Finance Agency RB,
    2,500     Series 1994A (Community General
              Hospital of Sullivan County)                 6.25      2/15/2024        2,622
    1,785     Series 1994A (Hospital and Nursing
              Home Facilities)                             6.50      2/15/2034        1,933
    2,000     Series 1994A (New York Hospital) (PRE)       6.90      8/15/2034        2,300
    1,965     Series 1994E (Mental Health Service) (PRE)   6.50      8/15/2024        2,213
    2,500     Series 1995A (Brookdale Hospital) (PRE)      6.85      2/15/2017        2,872
    2,395     Series 1995A (Secured Mortgage Program)      6.38     11/15/2019        2,583
    3,250   Monroe County IDA RB, Series 1998              5.20     12/20/2039        3,222
            New York City GO,
    3,000     Series 1995B (PRE)                           7.25      8/15/2019        3,420
    1,105     Series 1997I (PRE)                           6.25      4/15/2017        1,280
    1,895     Series 1997I                                 6.25      4/15/2017        2,052
    1,000     Series 2000A                                 6.00      5/15/2020        1,088
            New York City IDA RB,
    2,500     Series 1997 (YMCA)                           5.80      8/01/2016        2,563
    1,000     Series 2001 (Marymont School) (INS)6         5.13      9/01/2021          961
            New York City Municipal Water Finance
              Auth. RB,
    22,090    Series 1998Da                                5.12      6/15/2020        8,393
    1,000     Series 2001A                                 5.50      6/15/2033        1,032
    3,650   New York City Transit Auth. MTA RB,
              Series 2000A (INS)2                          5.88      1/01/2030        3,929
            New York City Transitional Finance Auth. RB,
      800     Series 1999A                                 5.75      8/15/2024          850
    1,000     Series 1999C                                 5.50      5/01/2025        1,036
      500     Series 1999C                                 5.00      5/01/2029          488
    1,000     Series 2001A                                 5.38      2/15/2020        1,032
    3,300   Niagara Falls City School District COP,
              Series 1998                                  5.38      6/15/2028        3,257
    3,450   Ulster County Civic Facility IDA RB,
              Series 1999 (LOC)                            5.65     11/15/2024        3,474
    1,300   Urban Development Corp. RB,
              Series D (INS)4                              5.25      1/01/2030        1,315

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                                COUPON          FINAL       MARKET
   AMOUNT   SECURITY                                       RATE       MATURITY        VALUE
-------------------------------------------------------------------------------------------
            PUERTO RICO (1.8%)
  $ 2,000   Public Finance Corp. RB,
              Series 2001A (INS)1                          5.00%     8/01/2029     $  1,998
-------------------------------------------------------------------------------------------
            Total fixed-rate instruments (cost: $105,567)                           111,235
-------------------------------------------------------------------------------------------

            VARIABLE-RATE DEMAND NOTES (0.6%)

            NEW YORK
      700   Long Island Power Auth. RB, Series 1B
              (LOC) (cost: $700)                           2.55      5/01/2033          700
-------------------------------------------------------------------------------------------

            TOTAL INVESTMENTS (COST: $106,267)                                  $   111,935
===========================================================================================

26

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)


USAA NEW YORK BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

      Education                                                16.4%
      Water/Sewer Utilities - Municipal                        16.4
      Escrowed Bonds                                           10.7
      Appropriated Debt                                        10.2
      Nursing/Continuing Care Centers                           9.7
      Hospitals                                                 9.4
      Special Assessment/Tax                                    6.5
      Electric/Gas Utilities - Municipal                        4.4
      Multifamily Housing                                       3.9
      General Obligations                                       3.7
      Buildings                                                 3.0
      Community Service                                         2.3
      Health Care - Miscellaneous                               2.3
                                                               ----
      Total                                                    98.9%
                                                               ====

NOTES
--------------------------------------------------------------------------------
                         to Portfolio of INVESTMENTS


USAA NEW YORK BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase. At September 30, 2001, these securities represented 9.8% of the Fund's net assets.



         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

STATEMENT
--------------------------------------------------------------------------------
                         of ASSETS and LIABILITIES
                         (in thousands)

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)


ASSETS

   Investments in securities, at market value
      (identified cost of $106,267)                                   $ 111,935
   Cash                                                                      70
   Receivables:
      Capital shares sold                                                    58
      Interest                                                            1,344
                                                                      ---------
         Total assets                                                   113,407
                                                                      ---------

LIABILITIES

   USAA Investment Management Company                                        36
   USAA Transfer Agency Company                                               4
   Accounts payable and accrued expenses                                     25
   Dividends on capital shares                                              148
                                                                      ---------
         Total liabilities                                                  213
                                                                      ---------
            Net assets applicable to capital shares outstanding       $ 113,194
                                                                      =========

REPRESENTED BY:

   Paid-in capital                                                    $ 110,599
   Accumulated net realized loss on investments                          (3,073)
   Net unrealized appreciation of investments                             5,668
                                                                      ---------
            Net assets applicable to capital shares outstanding       $ 113,194
                                                                      =========
   Capital shares outstanding                                             9,715
                                                                      =========
   Authorized shares of $.01 par value                                  100,000
                                                                      =========
   Net asset value, redemption price, and offering price per share    $   11.65
                                                                      =========



   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                         of OPERATIONS
                         (in thousands)

USAA NEW YORK BOND FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED)


NET INVESTMENT INCOME

   Interest income                                           $2,955
                                                             ------
   Expenses:
      Management fees                                           201
      Administrative and servicing fees                          29
      Transfer agent's fees                                      26
      Custodian's fees                                           23
      Postage                                                     5
      Shareholder reporting fees                                  3
      Directors' fees                                             2
      Registration fees                                           1
      Professional fees                                          19
      Other                                                       2
                                                             ------
         Total expenses                                         311
      Expenses reimbursed                                        (2)
      Expenses paid indirectly                                  (18)
                                                             ------
         Net expenses                                           291
                                                             ------
            Net investment income                             2,664
                                                             ------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain                                             61
   Change in net unrealized appreciation/depreciation           605
                                                             ------
            Net realized and unrealized gain                    666
                                                             ------
   Increase in net assets resulting from operations          $3,330
                                                             ======


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

STATEMENTS
--------------------------------------------------------------------------------
                         of Changes in NET ASSETS
                         (in thousands)

USAA NEW YORK BOND FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2001


FROM OPERATIONS                                      9/30/2001    3/31/2001
                                                     ----------------------
   Net investment income                             $  2,664      $  4,866
   Net realized gain on investments                        61            41
   Change in net unrealized appreciation/
      depreciation of investments                         605         6,480
                                                     ----------------------
      Increase in net assets resulting from
         operations                                     3,330        11,387
                                                     ----------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                               (2,664)       (4,866)
                                                     ----------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                           20,516        19,531
   Dividend reinvestments                               1,880         3,444
   Cost of shares redeemed                            (13,151)       (9,184)
                                                     ----------------------
      Increase in net assets from
         capital share transactions                     9,245        13,791
                                                     ----------------------
   Net increase in net assets                           9,911        20,312

NET ASSETS

   Beginning of period                                103,283        82,971
                                                     ----------------------
   End of period                                     $113,194      $103,283
                                                     ======================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                          1,762         1,746
   Shares issued for dividends reinvested                 163           310
   Shares redeemed                                     (1,131)         (826)
                                                     ----------------------
      Increase in shares outstanding                      794         1,230
                                                     ======================


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA New York Bond Fund (the
         Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax and New York state and New York City personal income taxes.

             A. SECURITY  VALUATION - Securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service and all other assets are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Company's Board of Directors. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

32

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)


             B. FEDERAL  TAXES  - The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

             C. INVESTMENTS IN SECURITIES - Security  transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities.

             D. EXPENSES PAID INDIRECTLY - The Fund's  custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended September 30, 2001, custodian fee offset arrangements reduced expenses by $18,000.

             E. USE OF ESTIMATES - The  preparation  of financial  statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)


         agreements  is to meet  temporary  or emergency  cash needs,  including
         redemption   requests  that  might   otherwise   require  the  untimely
         disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2001.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2001, the Fund had capital loss carryovers for federal income tax purposes of $3,005,000, which, if not offset by subsequent capital gains, will expire between 2003 and 2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

34

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)


(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Costs of purchases and proceeds from  sales/maturities  of  securities,
         excluding  short-term  securities,   for  the  six-month  period  ended
         September 30, 2001, were $15,099,000 and $5,364,000, respectively.

         The  cost  of  securities,   for  federal   income  tax  purposes,   is
         approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of September 30, 2001, were $5,986,000 and $318,000, respectively.

(5)  TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT FEES - The Manager carries out the  Fund's investment policies and manages the Fund's portfolio. Management fees are computed as a percentage of aggregate average net assets of the USAA New York Bond and USAA New York Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets.

                Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper New York Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper New York Municipal Debt

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)


                Funds category. The base fee for the Fund will be computed as referenced earlier. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2004, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as refer-enced in the following chart:

         OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
         RELATIVE TO INDEX1             AS A % OF THE FUND'S AVERAGE NET ASSETS
         -----------------------------------------------------------------------
         +/- 0.20% to 0.50%             +/- 0.04%
         +/- 0.51% to 1.00%             +/- 0.05%
         +/- 1.01% and greater          +/- 0.06%

         1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

36

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)


                Effective August 1, 2001, the Manager terminated the voluntary agreement to limit the annual expenses of the Fund to 0.50% of its annual average net assets. The statement of operations for the six-month period ended September 30, 2001, reflects a reimbursement of a portion of the Fund's expenses up to the date of termination of the agreement.

             B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee computed at an annualized rate of 0.15% of the Fund's monthly average net assets. Prior to August 1, 2001, the Manager performed these services; however, no separate fee was charged.

             C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
                Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge per shareholder account plus out-of-pocket expenses. Effective August 1, 2001, the annual charge per account was reduced from $28.50 to $25.50.

             D. UNDERWRITING   SERVICES  -  The   Manager   provides   exclusive
                underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA NEW YORK BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)


(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                             SEPTEMBER 30,                      YEAR ENDED MARCH 31,
                             --------------------------------------------------------------------------
                                 2001        2001         2000         1999         1998         1997
                             --------------------------------------------------------------------------
Net asset value at
   beginning of period       $  11.58      $  10.79     $  11.66     $  11.62     $  10.94     $  10.95
Net investment income             .28           .59          .61          .61          .63          .64
Net realized and
   unrealized gain (loss)         .07           .79         (.87)         .04          .68         (.01)
Distributions from net
   investment income             (.28)         (.59)        (.61)        (.61)        (.63)        (.64)
                             --------------------------------------------------------------------------
Net asset value at
   end of period             $  11.65      $  11.58     $  10.79     $  11.66     $  11.62     $  10.94
                             ==========================================================================
Total return (%) *               3.12         13.24        (2.20)        5.73        12.24         5.89
Net assets at end
   of period (000)           $113,194      $103,283     $ 82,971     $ 88,480     $ 70,611     $ 58,035
Ratio of expenses to
   average net assets (%)         .57a,b,c      .50          .50          .50          .50          .50
Ratio of expenses to
   average net
   assets excluding
   reimbursements (%)             .58a,b        .58          .57          .58          .61          .66
Ratio of net investment
   income to average
   net assets (%)                4.93a         5.36         5.52         5.24         5.54         5.83
Portfolio turnover (%)           5.11         13.87        31.77        27.64        49.49        41.42



  * Assumes reinvestment of all dividend income distributions during the period.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses prior to any custodian fee offset arrangement, which reduced the total expense ratio by 0.04%.
(c) Effective August 1, 2001, the Manager terminated its voluntary agreement to limit the Fund's expense ratio to 0.50% of the Fund's average annual net assets.

38

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

                   DIRECTORS   Robert G. Davis, CHAIRMAN OF THE BOARD
                               Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               David G. Peebles
                               Michael F. Reimherr
                               Laura T. Starks, Ph.D.
                               Richard A. Zucker

         INVESTMENT ADVISER,   USAA Investment Management Company
                 UNDERWRITER   9800 Fredericksburg Road
             AND DISTRIBUTOR   San Antonio, Texas 78288

              TRANSFER AGENT   USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

               LEGAL COUNSEL   Goodwin Procter LLP
                               Exchange Place
                               Boston, Massachusetts 02109

                   CUSTODIAN   State Street Bank and Trust Company
                               P.O. Box 1713
                               Boston, Massachusetts 02105

        INDEPENDENT AUDITORS   KPMG LLP
                               112 East Pecan, Suite 2400
                               San Antonio, Texas 78205

                   TELEPHONE   Call toll free - Central Time
            ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.
                               Sunday, 11:30 a.m. to 8 p.m.

                 FOR ACCOUNT   1-800-531-8448,
                  SERVICING,   (in San Antonio) 456-7202
               EXCHANGES, OR
                 REDEMPTIONS

             RECORDED MUTUAL   24-hour service (from any phone)
           FUND PRICE QUOTES   1-800-531-8066, (in San Antonio) 498-8066

                 MUTUAL FUND   (from touch-tone phones only)
           USAA TOUCHLINE(R)   For account balance, last transaction, fund
                               prices, or to exchange or redeem fund shares
                               1-800-531-8777, (in San Antonio) 498-8777

             INTERNET ACCESS   USAA.COM
                                                                        Recycled
                                                                           Paper

[USAA logo appears here.]  WE KNOW WHAT IT MEANS TO SERVE. (R)
                           -----------------------------------
                               INSURANCE - MEMBER SERVICES



39608-1101                                   (C)2001, USAA. All rights reserved.